UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET MACRO OPPORTUNITIES FUND

FORM N-Q

JULY 31, 2017

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 28.9%
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.1%
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	200,000		$208,750
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	450,000		465,187
IHO Verwaltungs GmbH, Senior Secured Bonds (4.125% Cash or 4.875% PIK)	4.125%	9/15/21	420,000		429,450	(a)(b)
IHO Verwaltungs GmbH, Senior Secured Bonds (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	420,000		428,925	(a)(b)

Total Auto Components					1,532,312

Diversified Consumer Services - 0.1%
Wesleyan University, Bonds	4.781%	7/1/2116	680,000		670,915

Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	130,000		134,550	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	820,000		856,900	(a)
Whitbread Group PLC, Senior Bonds	3.375%	10/16/25	1,522,000	GBP	2,143,130	(c)

Total Hotels, Restaurants & Leisure					3,134,580

Household Durables - 0.1%
PulteGroup Inc., Senior Notes	6.375%	5/15/33	320,000		341,600
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	5.875%	4/1/23	190,000		196,650	(a)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	300,000		311,250	(a)

Total Household Durables					849,500

Internet & Direct Marketing Retail - 0.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	350,000		412,179
Netflix Inc., Senior Bonds	5.500%	2/15/22	320,000		348,000
Netflix Inc., Senior Bonds	5.875%	2/15/25	530,000		594,925

Total Internet & Direct Marketing Retail					1,355,104

Media - 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	290,000		309,212	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	290,000		300,513	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	3,280,000		3,921,719
DISH DBS Corp., Senior Notes	5.875%	11/15/24	710,000		772,835
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	1,850,000		1,912,900	(a)
Time Warner Cable LLC, Debentures	7.300%	7/1/38	190,000		242,909
Virgin Media Secured Finance PLC, Senior Secured Bonds	5.250%	1/15/26	300,000		313,125	(a)

Total Media					7,773,213

Multiline Retail - 0.1%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	1,140,000		1,212,675

TOTAL CONSUMER DISCRETIONARY					16,528,299

CONSUMER STAPLES - 0.7%
Beverages - 0.4%
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	2,770,000		2,870,158
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	310,000		349,539
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	160,000		176,791
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	390,000		410,962	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	920,000		1,094,057	(a)

Total Beverages					4,901,507

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Food Products - 0.3%
Fonterra Cooperative Group Ltd., Senior Notes	3.600%	1/29/19	1,000,000	CNY	$147,498	(c)
Kraft Heinz Foods Co., Senior Notes	4.125%	7/1/27	2,140,000	GBP	3,137,532	(c)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	510,000		555,038
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	320,000		336,131	(a)

Total Food Products					4,176,199

Tobacco - 0.0%
Reynolds American Inc., Senior Notes	6.150%	9/15/43	200,000		250,110

TOTAL CONSUMER STAPLES					9,327,816

ENERGY - 5.5%
Energy Equipment & Services - 0.3%
Ensco PLC, Senior Notes	8.000%	1/31/24	288,000		266,940
Halliburton Co., Senior Bonds	3.800%	11/15/25	970,000		1,002,707
Halliburton Co., Senior Notes	4.850%	11/15/35	1,250,000		1,350,875
KCA Deutag UK Finance PLC, Senior Secured Notes	9.875%	4/1/22	1,160,000		1,171,600	(a)

Total Energy Equipment & Services					3,792,122

Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp., Senior Notes	3.450%	7/15/24	490,000		486,764
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	670,000		753,152
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	630,000		591,832
Apache Corp., Senior Notes	5.100%	9/1/40	2,480,000		2,614,081
Apache Corp., Senior Notes	4.750%	4/15/43	1,720,000		1,755,958
Berry Petroleum Co. Escrow	—	—	440,000		0	*(d)(e)(f)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,170,000		1,202,175	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	380,000		396,625	(a)
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	80,000		81,400
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	130,000		127,725
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	1,040,000		956,800
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	140,000		150,500	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	760,000		824,600	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,950,000		2,241,131
Devon Energy Corp., Senior Notes	5.600%	7/15/41	30,000		32,741
Devon Energy Corp., Senior Notes	5.000%	6/15/45	540,000		551,921
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	2,600,000		2,580,500
Ecopetrol SA, Senior Notes	5.875%	9/18/23	2,310,000		2,549,732
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,470,000		2,599,675
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,902,000		1,792,064
EP Energy LLC/Everest Acquisition Finance Inc., Secured Notes	8.000%	2/15/25	670,000		523,856	(a)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	1,090,000		694,875
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	1,210,000		1,293,298
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.625%	5/1/21	740,000		761,275
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	950,000		969,000
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,040,000		1,232,554
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	540,000		548,085
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	540,000		559,833
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	390,000		405,152
Laredo Petroleum Inc., Senior Notes	7.375%	5/1/22	340,000		353,600
Magnum Hunter Resources Corp. Escrow	—	—	1,610,000		0	*(d)(e)(f)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	460,000		387,550	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	190,000		157,225	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	1,060,000		1,140,491
MPLX LP, Senior Notes	4.875%	6/1/25	500,000		535,853

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	610,000		$606,950
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	550,000		597,434
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	130,000		137,503
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	790,000		801,457
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	2,450,000		2,658,250
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	1,150,000		1,108,313
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	2,680,000		2,296,760
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	2,610,000		2,399,373
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,050,000		3,086,600
QEP Resources Inc., Senior Notes	5.250%	5/1/23	370,000		361,560
Range Resources Corp., Senior Notes	5.875%	7/1/22	280,000		287,350	(a)
Range Resources Corp., Senior Notes	5.000%	3/15/23	200,000		198,500	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	590,000		575,250
Rice Energy Inc., Senior Notes	6.250%	5/1/22	850,000		889,313
Rice Energy Inc., Senior Notes	7.250%	5/1/23	110,000		118,663
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000		1,306,112	(a)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	190,000		199,263
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	2,005,000		1,824,550
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	2,970,000		2,435,400
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	2,170,000		2,301,220	(a)
Shelf Drilling Holdings Ltd., Secured Notes	9.500%	11/2/20	398,618		394,632	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	5.500%	8/15/22	320,000		323,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	1,770,000		1,752,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.750%	3/15/24	820,000		891,750
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	1,175,000		1,195,563	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,350,000		1,757,601
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,140,000		1,473,450
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,210,000		1,337,050

Total Oil, Gas & Consumable Fuels					65,167,390

TOTAL ENERGY					68,959,512

FINANCIALS - 15.4%
Banks - 13.4%
ABN AMRO Bank NV, Junior Subordinated Bonds	5.750%	9/22/20	4,500,000	EUR	5,766,801	(c)(g)(h)
BAC Capital Trust XIV, Junior Subordinated Notes	4.000%	8/16/17	1,400,000		1,245,076	(g)(h)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Bonds	9.000%	5/9/18	1,800,000		1,881,832	(c)(g)(h)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Bonds	8.875%	4/14/21	2,400,000	EUR	3,353,233	(c)(g)(h)
Banco Mercantil De Norte, Junior Subordinated Notes	6.875%	7/6/22	830,000		871,500	(a)(g)(h)
Banco Mercantil De Norte, Junior Subordinated Notes	7.625%	1/10/28	1,830,000		1,931,199	(a)(g)(h)
Banco Santander SA, Junior Subordinated Bonds	6.375%	5/19/19	2,000,000		2,057,770	(c)(g)(h)
Bank of America Corp., Junior Subordinated Bonds	6.100%	3/17/25	3,290,000		3,631,337	(g)(h)
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	3,400,000		3,752,750	(g)(h)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	6,170,000		6,432,725
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	410,000		475,836
Barclays PLC, Junior Bonds	8.000%	12/15/20	4,300,000	EUR	5,720,144	(g)(h)
BNP Paribas SA, Junior Subordinated Bonds	6.125%	6/17/22	2,424,000	EUR	3,253,375	(c)(g)(h)
BNP Paribas SA, Junior Subordinated Notes	7.625%	3/30/21	1,320,000		1,465,200	(a)(g)(h)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	690,000		786,600	(a)(g)(h)
BPCE SA, Subordinated Notes	2.750%	11/30/27	4,500,000	EUR	5,738,040	(c)(h)
CIT Group Inc., Senior Notes	5.500%	2/15/19	635,000		667,893	(a)
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,695,000		1,835,854
CIT Group Inc., Senior Notes	5.000%	8/1/23	1,530,000		1,661,963
Citigroup Inc., Junior Subordinated Bonds	5.350%	5/15/23	1,910,000		1,975,799	(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	1,720,000		$1,876,950	(g)(h)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	11,210,000		12,053,552	(g)(h)
Citigroup Inc., Senior Notes	8.125%	7/15/39	791,000		1,223,073
Citigroup Inc., Senior Notes	4.650%	7/30/45	825,000		900,344
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	1,910,000		2,029,176
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,590,000		1,675,316
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,870,000		1,923,746
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,820,000		2,082,981
Compass Bank, Subordinated Notes	3.875%	4/10/25	490,000		491,665
Credit Agricole SA, Junior Subordinated Bonds	6.500%	6/23/21	2,270,000	EUR	3,012,475	(c)(g)(h)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	1,030,000		1,232,076	(a)(g)(h)
Danske Bank A/S, Junior Subordinated Notes	5.875%	4/6/22	4,220,000	EUR	5,565,715	(c)(g)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	570,000		609,900	(g)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	860,000		925,575	(g)(h)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	650,000		698,070
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	590,000		614,196
ING Groep NV, Subordinated Notes	2.500%	2/15/29	4,400,000	EUR	5,489,680	(c)(h)
Intesa Sanpaolo SpA, Junior Subordinated Notes	7.000%	1/19/21	5,527,000	EUR	7,115,365	(c)(g)(h)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	200,000		204,356	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	410,000		435,709	(a)
KBC Group NV, Subordinated Notes	1.875%	3/11/27	2,600,000	EUR	3,166,515	(c)(h)
Lloyds Banking Group PLC, Subordinated Notes	5.300%	12/1/45	1,150,000		1,313,473
Royal Bank of Scotland Group PLC, Junior Subordinated Notes	8.625%	8/15/21	1,430,000		1,582,838	(g)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	1,370,000		1,519,542
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,080,000		1,204,611
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	400,000		445,674
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	11,480,000		12,212,688
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	680,000		713,602	(a)
Societe Generale SA, Subordinated Bonds	2.500%	9/16/26	4,500,000	EUR	5,642,685	(c)(h)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,200,000		1,405,150	(a)
UniCredit SpA, Junior Subordinated Bonds	6.625%	6/3/23	7,790,000	EUR	9,567,623	(c)(g)(h)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/31/17	13,597,000		13,739,497	(g)(h)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	847,000		940,170	(g)(h)
Wells Fargo & Co., Senior Notes	3.550%	9/29/25	2,290,000		2,358,034
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	4,960,000		5,275,590
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	1,420,000		1,462,177

Total Banks					167,214,716

Capital Markets - 1.2%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,130,000		3,484,710
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	8/31/17	149,000		133,728	(g)(h)
Goldman Sachs Capital III, Junior Subordinated Bonds	4.000%	8/31/17	96,000		84,480	(g)(h)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	570,000		632,241
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	610,000		635,903
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,700,000		2,235,663
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	4,590,000		5,198,427
UBS Group AG, Junior Subordinated Bonds	5.750%	2/19/22	2,080,000	EUR	2,769,699	(c)(g)(h)

Total Capital Markets					15,174,851

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Consumer Finance - 0.1%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	240,000	$299,100
DAE Funding LLC, Senior Notes	4.500%	8/1/22	194,000	197,880	(a)(i)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	200,000	204,750	(a)(i)
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	960,000	1,010,592

Total Consumer Finance				1,712,322

Diversified Financial Services - 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	333,000	358,044
ILFC E-Capital Trust I, Junior Subordinated Notes	4.340%	12/21/65	740,000	708,106	(a)(h)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	640,000	726,003
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	342,000	349,267	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	600,000	612,375	(a)
Toll Road Investors Partnership II LP, Senior Bonds	0.000%	2/15/38	200,000	58,855	(a)
Toll Road Investors Partnership II LP, Senior Notes	0.000%	2/15/24	1,020,000	718,825	(a)

Total Diversified Financial Services				3,531,475

Insurance - 0.3%
Chubb INA Holdings Inc., Senior Notes	4.350%	11/3/45	1,060,000	1,168,652
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	2,670,000	2,981,101	(a)

Total Insurance				4,149,753

Thrifts & Mortgage Finance - 0.1%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	620,000	653,325	(a)

TOTAL FINANCIALS				192,436,442

HEALTH CARE - 2.5%
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co., Senior Notes	3.700%	6/6/27	3,520,000	3,576,968
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	1,420,000	1,228,300
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,170,000	1,108,575	(a)

Total Health Care Equipment & Supplies				5,913,843

Health Care Providers & Services - 0.5%
Cardinal Health Inc., Senior Notes	3.410%	6/15/27	990,000	1,001,360
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	1,550,000	1,439,228
Centene Corp., Senior Notes	4.750%	5/15/22	290,000	306,675
Centene Corp., Senior Notes	6.125%	2/15/24	180,000	196,200
Centene Corp., Senior Notes	4.750%	1/15/25	610,000	637,450
DaVita Inc., Senior Notes	5.000%	5/1/25	270,000	274,671
Dignity Health, Secured Bonds	5.267%	11/1/64	760,000	803,727
HCA Inc., Senior Bonds	5.375%	2/1/25	480,000	512,400
HCA Inc., Senior Secured Bonds	4.500%	2/15/27	100,000	102,500
HCA Inc., Senior Secured Notes	5.250%	6/15/26	80,000	86,800
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	400,000	409,000

Total Health Care Providers & Services				5,770,011

Pharmaceuticals - 1.5%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	70,000	75,253
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	570,000	552,188	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.000%	10/1/20	1,040,000	1,032,200	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	870,000	850,425	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	2,270,000	$2,216,087	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	1,440,000	1,234,800	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	2,920,000	2,525,800	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	11,160,000	9,541,800	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	6.500%	3/15/22	240,000	253,800	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	7.000%	3/15/24	680,000	725,900	(a)

Total Pharmaceuticals				19,008,253

TOTAL HEALTH CARE				30,692,107

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	180,000	184,050	(a)

Air Freight & Logistics - 0.2%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,930,000	2,012,025	(a)

Airlines - 0.0%
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	367,871	384,425	(a)

Commercial Services & Supplies - 0.1%
United Rentals North America Inc., Senior Notes	6.125%	6/15/23	690,000	723,637
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	410,000	437,163
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	310,000	334,800

Total Commercial Services & Supplies				1,495,600

Industrial Conglomerates - 0.1%
General Electric Co., Senior Notes	5.875%	1/14/38	870,000	1,123,401

TOTAL INDUSTRIALS				5,199,501

INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.0%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	320,000	321,600	(a)

IT Services - 0.1%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	290,000	146,450	(a)
First Data Corp., Senior Notes	7.000%	12/1/23	70,000	75,688	(a)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	730,000	761,937	(a)

Total IT Services				984,075

Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology Inc., Senior Notes	5.250%	8/1/23	1,640,000	1,722,000	(a)

Software - 0.2%
Microsoft Corp., Senior Notes	3.300%	2/6/27	1,790,000	1,853,108
Microsoft Corp., Senior Notes	3.700%	8/8/46	800,000	792,315

Total Software				2,645,423

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	2,510,000	2,570,644	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	2,080,000	2,197,104	(a)

Total Technology Hardware, Storage & Peripherals				4,767,748

TOTAL INFORMATION TECHNOLOGY				10,440,846

MATERIALS - 0.6%
Chemicals - 0.0%
Westlake Chemical Corp., Senior Notes	4.625%	2/15/21	350,000	364,000

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	250,000	$266,875	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	480,000	492,600	(a)

Total Containers & Packaging				759,475

Metals & Mining - 0.5%
Arconic Inc., Senior Notes	5.870%	2/23/22	780,000	859,950
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	2,440,000	2,806,000	(a)(h)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	510,000	580,737	(a)
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	900,000	901,125
Freeport-McMoRan Inc., Senior Notes	6.625%	5/1/21	730,000	750,988

Total Metals & Mining				5,898,800

TOTAL MATERIALS				7,022,275

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
AT&T Inc., Senior Notes	4.900%	8/14/37	610,000	608,758	(i)
AT&T Inc., Senior Notes	5.150%	2/14/50	3,290,000	3,286,144	(i)
CenturyLink Inc., Senior Notes	5.625%	4/1/25	440,000	435,600
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	360,000	347,175
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	480,000	493,800

Total Diversified Telecommunication Services				5,171,477

Wireless Telecommunication Services - 0.3%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	870,000	923,831	(a)
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	870,000	954,825
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	80,000	99,400
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	200,000	216,750	(a)
Sprint Corp., Senior Notes	7.625%	2/15/25	650,000	734,500

Total Wireless Telecommunication Services				2,929,306

TOTAL TELECOMMUNICATION SERVICES				8,100,783

UTILITIES - 1.0%
Electric Utilities - 0.6%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000	2,063,883	(a)
FirstEnergy Corp., Notes	7.375%	11/15/31	3,150,000	4,196,994
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	1,550,000	1,565,440

Total Electric Utilities				7,826,317

Independent Power and Renewable Electricity Producers - 0.4%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	4,871,472	4,798,400

TOTAL UTILITIES				12,624,717

TOTAL CORPORATE BONDS & NOTES (Cost - $338,765,233)				361,332,298

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 2.4%
Aegis Asset Backed Securities Trust, 2003-3 M2	3.691%	1/25/34	568,078	$546,886	(h)
Applebee’s/IHOP Funding LLC, 2014-1 A2	4.277%	9/5/44	3,080,000	3,036,773	(a)
Avis Budget Rental Car Funding AESOP LLC, 2016-1A C	4.940%	6/20/22	3,040,000	3,106,939	(a)
CIT Mortgage Loan Trust, 2007-1 1M1	2.732%	10/25/37	5,190,000	4,960,927	(a)(h)
Citigroup Mortgage Loan Trust Inc., 2006-WFH2 M1	1.502%	8/25/36	760,000	722,011	(h)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	1,790,000	1,804,911	(a)
Hertz Vehicle Financing LLC, 2016-4A C	5.060%	7/25/22	2,950,000	2,961,321	(a)
Nelnet Student Loan Trust, 2008-3 A4	2.839%	11/25/24	2,004,468	2,050,114	(h)
Park Place Securities Inc., Pass -Through Certificates, 2005-WHQ4 M2	1.722%	9/25/35	1,160,000	1,136,533	(h)
Receivables Acquisition LLC, 2017-1 A2B	6.991%	9/16/19	4,014,460	4,014,460	(e)(f)
Residential Asset Mortgage Products Inc., 2006-RZ3 M1	1.582%	8/25/36	2,160,000	2,035,911	(h)
SLM Student Loan Trust, 2006-1 A5	1.424%	7/26/21	2,020,000	1,989,991	(h)
SLM Student Loan Trust, 2008-5 A4	3.014%	7/25/23	1,357,094	1,396,597	(h)

TOTAL ASSET-BACKED SECURITIES (Cost - $28,621,820)				29,763,374

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.4%
American Home Mortgage Assets, 2006-6 A1A	1.422%	12/25/46	656,231	521,319	(h)
Banc of America Alternative Loan Trust, 2005-4 CB7, IO	3.868%	5/25/35	710,460	70,655	(h)
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.680%	4/10/49	506,996	474,691	(h)
Banc of America Funding Corp., 2015-R3 2A2	1.346%	2/27/37	4,140,923	2,664,622	(a)(h)
Bear Stearns ALT-A Trust, 2004-12, Class 1M1	2.162%	1/25/35	2,521,769	2,436,887	(h)
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW18 AJ	6.256%	6/11/50	250,000	250,452	(h)
CGBAM Commercial Mortgage Trust, 2016-IMC E	8.626%	11/15/21	4,350,000	4,226,852	(a)(h)
Countrywide Alternative Loan Trust, 2005-J04 M2	1.872%	7/25/35	500,000	474,553	(h)
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.190%	6/15/38	254,934	138,939	(h)
Credit Suisse Mortgage Trust, 2014-11R 14A1	1.224%	6/27/46	566,334	549,739	(a)(h)
Credit Suisse Mortgage Trust, 2015-02R 7A2	3.016%	8/27/36	9,318,204	7,931,264	(a)(h)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ3 M3	5.982%	10/25/24	460,000	514,598	(h)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ2 B	9.182%	5/25/25	1,596,018	1,892,612	(h)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B1	6.382%	10/25/29	4,880,000	5,505,577	(h)
Federal National Mortgage Association (FNMA), 2014-M8 SA, IO	1.637%	5/25/18	2,031,248	14,457	(h)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2	6.482%	10/25/23	1,140,000	1,341,335	(h)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2	5.632%	1/25/24	400,000	459,501	(h)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 2M2	6.216%	7/25/25	1,870,000	2,072,066	(a)(h)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1B1	6.966%	7/25/29	3,400,000	3,979,623	(a)(h)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1M2	4.766%	7/25/29	4,590,000	4,942,138	(a)(h)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1B1	4.824%	1/25/30	3,880,000	3,884,384	(a)(h)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	120,000	65,512	(h)
Indymac IMSC Mortgage Loan Trust, 2007-HOA1 A22	1.412%	7/25/47	1,514,023	1,007,458	(h)
Indymac INDX Mortgage Loan Trust, 2006-AR11 5A1	3.684%	6/25/36	347,059	268,077	(h)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	5.944%	4/17/45	430,000	356,981	(h)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	1,110,000	791,553
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJS	5.386%	5/15/47	270,000	139,141	(h)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	691,000	599,804	(h)
LB-UBS Commercial Mortgage Trust, 2006-C6 AJ	5.452%	9/15/39	962,676	779,768	(h)
LB-UBS Commercial Mortgage Trust, 2007-C7 C	6.276%	9/15/45	270,000	230,265	(h)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	450,710	381,981	(h)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	210,000		$177,083	(h)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	836,823		685,774
Morgan Stanley Re-remic Trust, 2015-R6 1B	1.476%	7/26/45	2,246,892		1,028,795	(a)(h)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	209,935		210,324
Residential Asset Securitization Trust, 2005-A15 2A11, IO	4.318%	2/25/36	2,371,238		447,367	(h)
Sequoia Mortgage Trust, 2004-3 M1	1.978%	5/20/34	281,268		257,587	(h)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.898%	5/10/63	310,000		203,172	(a)(h)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.898%	5/10/63	550,000		266,166	(a)(h)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-4 CB9	1.632%	6/25/35	175,290		145,250	(h)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1C3	1.712%	12/25/45	3,938,784		3,009,582	(h)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $53,968,177)					55,397,904

MORTGAGE-BACKED SECURITIES - 0.1%
FNMA - 0.1%
Federal National Mortgage Association (FNMA) (Cost - $924,047)	3.500%	8/14/47	900,000		926,648	(j)

MUNICIPAL BONDS - 0.5%
California - 0.1%
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Taxable, AGM	5.500%	3/1/33	710,000		794,092

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	830,000		843,222

Illinois - 0.2%
Chicago, IL, GO, Taxable Project	6.314%	1/1/44	1,050,000		1,048,278
Illinois State, GO	5.100%	6/1/33	2,350,000		2,358,625

Total Illinois					3,406,903

New Jersey - 0.1%
New Jersey State Transportation Trust Fund Authority Revenue, Build America Bonds	6.561%	12/15/40	820,000		982,499

TOTAL MUNICIPAL BONDS (Cost - $5,780,311)					6,026,716

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 4.2%
Brazil - 0.4%
Federative Republic of Brazil, Notes	6.000%	8/15/50	4,854,000	BRL	5,302,870

Japan - 3.8%
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/24	1,901,800,000	JPY	17,811,316
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/25	951,900,000	JPY	8,953,878
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/26	2,188,546,976	JPY	20,615,955

Total Japan					47,381,149

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $54,907,346)					52,684,019

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SENIOR LOANS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Blue Ridge Mountain Resources Inc., Exit Term Loan (LIBOR + 7.000% Cash, LIBOR + 7.000% PIK) (Cost - $159,835)	16.358%	5/6/19	162,628		$161,815	(e)(f)(h)(k)(l)

SOVEREIGN BONDS - 26.8%
Argentina - 3.1%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	850,000		947,325	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,970,000		2,015,645	(a)
Republic of Argentina, Bonds	22.750%	3/5/18	25,820,000	ARS	1,455,507
Republic of Argentina, Bonds	20.750%	6/21/20	62,080,000	ARS	3,724,702	(h)
Republic of Argentina, Bonds	18.200%	10/3/21	94,840,000	ARS	5,565,215
Republic of Argentina, Senior Bonds	6.875%	4/22/21	2,370,000		2,555,749
Republic of Argentina, Senior Bonds	5.625%	1/26/22	3,450,000		3,544,875
Republic of Argentina, Senior Bonds	16.000%	10/17/23	29,080,000	ARS	1,678,371
Republic of Argentina, Senior Bonds	7.500%	4/22/26	1,870,000		2,017,730
Republic of Argentina, Senior Bonds	15.500%	10/17/26	69,530,000	ARS	4,391,157
Republic of Argentina, Senior Bonds	7.625%	4/22/46	1,040,000		1,071,720
Republic of Argentina, Senior Notes	8.280%	12/31/33	2,874,178		3,140,039
Republic of Argentina, Senior Notes	7.125%	6/28/2117	7,340,000		6,675,730	(a)

Total Argentina					38,783,765

Australia - 1.2%
Australia Government Bond, Senior Bonds	3.000%	3/21/47	19,890,000	AUD	14,387,249	(c)

Brazil - 2.3%
Federative Republic of Brazil, Notes	10.000%	1/1/21	25,203,000	BRL	8,272,822
Federative Republic of Brazil, Notes	10.000%	1/1/23	17,226,000	BRL	5,595,836
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	14,720,000		13,262,720
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	1,730,000		1,733,892

Total Brazil					28,865,270

China - 0.7%
China Government Bond, Senior Bonds	4.000%	5/22/24	2,000,000	CNY	300,753	(c)
China Government Bond, Senior Bonds	3.380%	11/21/24	11,000,000	CNY	1,591,247	(c)
China Government Bond, Senior Bonds	3.390%	5/21/25	9,000,000	CNY	1,300,753	(c)
China Government Bond, Senior Bonds	3.310%	11/30/25	10,500,000	CNY	1,506,029	(c)
China Government Bond, Senior Bonds	3.480%	6/29/27	23,500,000	CNY	3,358,832	(c)
China Government Bond, Senior Bonds	3.600%	6/27/28	2,000,000	CNY	286,799	(c)
China Government Bond, Senior Bonds	4.290%	5/22/29	5,000,000	CNY	756,175	(c)

Total China					9,100,588

Colombia - 0.6%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	7,356,000		8,102,634

Ecuador - 0.3%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	2,000,000		2,170,000	(a)
Republic of Ecuador, Senior Bonds	9.650%	12/13/26	2,000,000		2,060,000	(a)

Total Ecuador					4,230,000

Indonesia - 2.5%
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	3,359,000,000	IDR	273,278
Republic of Indonesia, Senior Bonds	7.000%	5/15/27	306,796,000,000	IDR	23,220,110
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	90,990,000,000	IDR	7,361,695

Total Indonesia					30,855,083

Italy - 5.5%
Italy Buoni Poliennali Del Tesoro, Bonds	2.000%	12/1/25	37,550,000	EUR	45,131,372
Italy Buoni Poliennali Del Tesoro, Bonds	5.000%	9/1/40	7,595,000	EUR	11,799,381	(c)
Italy Buoni Poliennali Del Tesoro, Senior Bonds	3.250%	9/1/46	9,880,000	EUR	11,849,516	(c)

Total Italy					68,780,269

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Kuwait - 0.1%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	1,370,000		$1,401,936	(a)

Mexico - 5.7%
United Mexican States, Senior Bonds	7.750%	11/23/34	35,420,000	MXN	2,122,216
United Mexican States, Senior Bonds	7.750%	11/13/42	897,695,400	MXN	53,755,831
United Mexican States, Senior Bonds	8.000%	11/7/47	241,080,000	MXN	14,867,509

Total Mexico					70,745,556

Poland - 0.9%
Republic of Poland, Bonds	2.500%	7/25/27	44,030,000	PLN	11,374,391

Russia - 2.5%
Russian Federal Bond, Bonds	8.150%	2/3/27	1,794,642,000	RUB	31,055,801

South Africa - 0.4%
Republic of South Africa, Bonds	10.500%	12/21/26	49,180,000	ZAR	4,181,603
Republic of South Africa, Bonds	6.500%	2/28/41	16,960,000	ZAR	900,844

Total South Africa					5,082,447

Turkey - 0.8%
Republic of Turkey, Bonds	10.600%	2/11/26	36,300,000	TRY	10,500,064

Uruguay - 0.2%
Republic of Uruguay, Senior Notes	9.875%	6/20/22	53,650,000	UYU	2,013,416	(a)

TOTAL SOVEREIGN BONDS (Cost - $331,704,239)					335,278,469

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 24.1%
U.S. Government Obligations - 24.1%
U.S. Treasury Bonds	2.875%	5/15/43	220,000		219,987
U.S. Treasury Bonds	3.750%	11/15/43	61,850,000		72,006,945
U.S. Treasury Bonds	3.625%	2/15/44	11,710,000		13,361,977
U.S. Treasury Bonds	2.500%	2/15/45	6,690,000		6,180,931
U.S. Treasury Bonds	3.000%	11/15/45	38,950,000		39,722,924
U.S. Treasury Bonds	2.875%	11/15/46	16,000,000		15,908,432
U.S. Treasury Bonds	3.000%	2/15/47	50,650,300		51,633,625
U.S. Treasury Bonds	3.000%	5/15/47	33,873,000		34,559,707
U.S. Treasury Notes	1.750%	6/30/22	13,400,000		13,349,227
U.S. Treasury Notes	2.000%	5/31/24	26,600,000		26,449,843
U.S. Treasury Notes	2.000%	7/31/24	23,780,000		23,811,580
U.S. Treasury Notes	2.375%	5/15/27	4,190,000		4,220,524

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $298,078,527)					301,425,702

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.6%
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	5,342,779		5,175,138
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/21	14,053,278		14,081,413

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $19,391,671)					19,256,551

			SHARES
COMMON STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Berry Petroleum Co.			17,672		185,556	*(e)
Blue Ridge Mountain Resources Inc.			85,639		762,187	*(f)
Sanchez Energy Corp.			16,007		90,280	*

TOTAL COMMON STOCKS (Cost - $2,203,829)					1,038,023

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY		RATE		SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Berry Petroleum Co. (6.000% Cash or 6.000% PIK)		6.000%		19,138	$229,656	(b)(e)
Berry Petroleum Co. (6.000% Cash or 6.000% PIK)		6.000%		287	3,444	(b)(e)(m)
Sanchez Energy Corp.		4.875%		99,350	1,955,953	(e)
Sanchez Energy Corp.		6.500%		48,000	1,046,400	(e)

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $4,425,549)					3,235,453

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Consumer Finance - 0.0%
GMAC Capital Trust I (Cost - $398,161)		7.100%		15,225	404,224	(h)

		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.2%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
Australian Dollar Futures, Put @ $78.50		9/8/17	55	55,000	21,450
Canadian Dollar Futures, Call @ $74.50		8/4/17	28	28,000	164,080
Euro Bund Futures, Call @ 169.50EUR		8/25/17	4,200	420,000,000	49,720
Japanese Yen Futures, Put @ $91.00		8/4/17	56	70,000	30,100
Japanese Yen Futures, Put @ $91.50		8/4/17	88	110,000	84,700
U.S. Treasury 2-Year Notes Futures, Call @ $108.60		8/25/17	280	560,000	280
U.S. Treasury 5-Year Notes Futures, Call @ $118.50		8/25/17	109	109,000	12,773
U.S. Treasury 5-Year Notes Futures, Call @ $118.75		8/25/17	22	22,000	1,375
U.S. Treasury 5-Year Notes Futures, Put @ $114.50		8/25/17	611	611,000	611
U.S. Treasury 5-Year Notes Futures, Put @ $114.70		8/25/17	3,291	3,291,000	3,291
U.S. Treasury 5-Year Notes Futures, Put @ $115.00		8/25/17	4,387	4,387,000	4,387
U.S. Treasury 10-Year Notes Futures, Call @ $125.00		8/25/17	323	323,000	348,234
U.S. Treasury 10-Year Notes Futures, Call @ $125.70		8/25/17	162	162,000	91,125
U.S. Treasury 10-Year Notes Futures, Call @ $130.50		8/25/17	700	700,000	700
U.S. Treasury 10-Year Notes Futures, Call @ $130.70		8/25/17	115	115,000	115
U.S. Treasury 10-Year Notes Futures, Call @ $131.00		8/25/17	798	798,000	798
U.S. Treasury 10-Year Notes Futures, Call @ $134.00		9/22/17	134	134,000	134
U.S. Treasury 10-Year Notes Futures, Put @ $126.00		8/25/17	109	109,000	59,609
U.S. Treasury Long-Term Bonds Futures, Call @ $153.00		8/25/17	480	480,000	600,000
U.S. Treasury Long-Term Bonds Futures, Call @ $154.00		8/25/17	284	284,000	235,188
U.S. Treasury Long-Term Bonds Futures, Put @ $134.00		9/22/17	108	108,000	1,688
U.S. Treasury Long-Term Bonds Futures, Put @ $139.50		8/25/17	410	410,000	2,870
U.S. Treasury Long-Term Bonds Futures, Put @ $140.00		8/25/17	32	32,000	224
U.S. Treasury Long-Term Bonds Futures, Put @ $154.00		8/25/17	27	27,000	50,203

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS					1,763,655

COUNTERPARTY
OTC PURCHASED OPTIONS - 0.1%
U.S. Dollar/Chilean Peso, Call @ 693.00CLP	Merrill Lynch Capital Services, Inc.	8/30/17	5,600,000	5,600,000	1,411
U.S. Dollar/Chinese Yuan Renminbi, Call @ 7.00CNH	Barclays Bank PLC	8/24/17	22,130,000	22,130,000	44
U.S. Dollar/Euro, Put @ $1.15	Merrill Lynch Capital Services, Inc.	8/17/17	22,100,000	22,100,000	662,536

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - (continued)
U.S. Dollar/Mexican Peso, Put @ 18.19MXN	Merrill Lynch Capital Services, Inc.	8/17/17	22,100,000	22,100,000	$475,349

TOTAL OTC PURCHASED OPTIONS					1,139,340

TOTAL PURCHASED OPTIONS (Cost - $2,257,659)					2,902,995

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,141,586,404)					1,169,834,191

	RATE		SHARES
SHORT-TERM INVESTMENTS - 1.1%
Western Asset Government Cash Management Portfolio LLC (Cost - $13,483,906)	0.003%		13,483,906		13,483,906	(n)

TOTAL INVESTMENTS - 94.7% (Cost - $1,155,070,310#)					1,183,318,097
Other Assets in Excess of Liabilities - 5.3%					66,659,719

TOTAL NET ASSETS - 100.0%					$1,249,977,816

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Value is less than $1.

(e)	Security is valued using significant unobservable inputs (See Note 1).

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(i)	Security is purchased on a when-issued basis.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At July 31, 2017, the Fund held TBA securities with a total cost of $924,047.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Restricted security. (See Note 3).

(n)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At July 31, 2017, the total market value of investments in Affiliated Companies was $13,483,906 and the cost was $13,483,906. (See Note 4).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corp.
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CLO	— Collateral Loan Obligation
CLP	— Chilean Peso
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
MXN	— Mexican Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
TRY	— Turkish Lira
UYU	— Uruguayan Peso
ZAR	— South African Rand

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SCHEDULE OF WRITTEN OPTIONS
SCHEDULE OF OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Dollar/South African Rand, Put (Premiums received - $158,952)	Merrill Lynch Capital Services, Inc.	8/10/17	12.74	ZAR	11,100,000	$11,100,000	$3,341

SCHEDULE OF EXCHANGE-TRADED WRITTEN OPTIONS
Canadian Dollar Futures, Call		9/8/17	$77.50		304	304,000	905,920
Canadian Dollar Futures, Put		9/8/17	77.00		54	54,000	4,320
Canadian Dollar Futures, Put		9/8/17	77.50		108	108,000	12,960
Canadian Dollar Futures, Put		9/8/17	78.00		140	140,000	25,200
Canadian Dollar Futures, Put		10/6/17	77.00		37	37,000	6,290
Canadian Dollar Futures, Put		10/6/17	79.00		55	55,000	30,250
Euro Bond Futures, Call		8/25/17	165.00	EUR	54	5,400,000	1,918
Euro Bond Futures, Call		8/25/17	163.50	EUR	81	8,100,000	14,383
Euro Bond Futures, Call		8/25/17	163.00	EUR	82	8,200,000	25,239
Euro Bond Futures, Call		8/25/17	164.00	EUR	326	32,600,000	34,733
Euro Bond Futures, Call		8/25/17	162.50	EUR	378	37,800,000	187,939
Euro Bund Futures, Call		8/25/17	162.00	EUR	469	46,900,000	360,882
Euro Bund Futures, Call		9/22/17	160.00	EUR	163	16,300,000	115,775
Euro Bund Futures, Put		8/25/17	159.00	EUR	14	1,400,000	994
Euro Bund Futures, Put		8/25/17	160.50	EUR	27	2,700,000	7,031
Euro Bund Futures, Put		8/25/17	160.00	EUR	81	8,100,000	13,424
Euro Bund Futures, Put		8/25/17	161.50	EUR	165	16,500,000	95,710
Euro Bund Futures, Put		8/25/17	161.00	EUR	272	27,200,000	106,258
Euro Bund Futures, Put		8/25/17	163.50	EUR	81	8,100,000	163,009
Euro Bund Futures, Put		8/25/17	162.00	EUR	330	33,000,000	273,458
Euro Bund Futures, Put		8/25/17	164.00	EUR	109	10,900,000	276,133
Euro Currency Futures, Call		8/4/17	1.13		54	6,750,000	378,000
Euro Currency Futures, Call		9/8/17	1.17		54	6,750,000	148,500
Euro Currency Futures, Put		8/4/17	1.11		27	3,375,000	169
Japanese Yen Futures, Put		9/8/17	89.00		29	36,250	10,875
U.S. Treasury 5-Year Notes Futures, Call		8/25/17	119.75		54	54,000	422
U.S. Treasury 5-Year Notes Futures, Call		8/25/17	118.25		348	348,000	73,406
U.S. Treasury 5-Year Notes Futures, Call		8/25/17	118.00		376	376,000	132,188
U.S. Treasury 10-Year Notes Futures, Call		8/25/17	129.00		4	4,000	63
U.S. Treasury 10-Year Notes Futures, Call		8/25/17	128.00		110	110,000	3,438
U.S. Treasury 10-Year Notes Futures, Call		8/25/17	127.00		271	271,000	33,875
U.S. Treasury 10-Year Notes Futures, Call		8/25/17	126.25		121	121,000	39,703
U.S. Treasury 10-Year Notes Futures, Call		8/25/17	126.50		309	309,000	72,422
U.S. Treasury 10-Year Notes Futures, Call		8/25/17	126.00		290	290,000	126,875
U.S. Treasury 10-Year Notes Futures, Call		9/22/17	126.50		254	254,000	91,281
U.S. Treasury 10-Year Notes Futures, Put		8/25/17	125.50		281	281,000	92,203
U.S. Treasury Long-Term Bonds Futures, Call		8/25/17	158.00		135	135,000	16,875
U.S. Treasury Long-Term Bonds Futures, Call		8/25/17	156.00		189	189,000	59,063
U.S. Treasury Long-Term Bonds Futures, Call		8/25/17	155.00		258	258,000	133,031
U.S. Treasury Long-Term Bonds Futures, Call		8/25/17	157.00		838	838,000	157,125
U.S. Treasury Long-Term Bonds Futures, Call		9/22/17	157.00		81	81,000	27,844
U.S. Treasury Long-Term Bonds Futures, Put		8/25/17	151.00		82	82,000	43,563
U.S. Treasury Long-Term Bonds Futures, Put		8/25/17	153.00		54	54,000	69,188
U.S. Treasury Long-Term Bonds Futures, Put		8/25/17	152.00		110	110,000	92,813

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $4,630,925)							$4,464,748

TOTAL WRITTEN OPTIONS (Premiums received - $4,789,877)							$4,468,089

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

At July 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Australian Dollar	128	9/17	$9,668,116	$10,232,320	$564,204
Canadian 10-Year Bonds	56	9/17	6,530,501	6,166,625	(363,876)
Canadian Dollar	413	9/17	31,119,006	33,188,680	2,069,674
Euro	341	9/17	48,292,804	50,555,381	2,262,577
Euro BTP	227	9/17	36,180,000	36,610,779	430,779
Euro-Oat	277	9/17	49,214,332	48,786,853	(427,479)
Mexican Peso	20	9/17	564,065	557,100	(6,965)
Russian Ruble	218	9/17	8,973,596	9,033,375	59,779
U.S. Treasury 5-Year Notes	8,132	9/17	961,248,588	960,783,098	(465,490)
U.S. Treasury Long-Term Bonds	784	9/17	119,937,048	119,927,500	(9,548)
U.S. Treasury Ultra Long-Term Bonds	1,618	9/17	264,778,576	266,161,000	1,382,424

					5,496,079

Contracts to Sell:
3-Month Euribor	434	12/17	128,810,768	128,846,937	(36,169)
90-Day Eurodollar	1,546	9/17	381,298,438	381,359,550	(61,112)
90-Day Eurodollar	2,592	12/17	638,712,164	638,604,000	108,164
90-Day Eurodollar	86	3/18	21,171,846	21,171,050	796
90-Day Eurodollar	436	6/18	107,269,571	107,266,900	2,671
90-Day Eurodollar	86	9/18	21,108,958	21,144,175	(35,217)
90-Day Eurodollar	647	12/18	158,917,272	158,943,638	(26,366)
Australian 10-Year Bonds	179	9/17	18,541,689	18,466,293	75,396
British Pound	92	9/17	7,428,614	7,599,775	(171,161)
Euro-Bobl	172	9/17	27,078,246	26,889,221	189,025
Euro-Bund	2,792	9/17	543,115,577	535,272,398	7,843,179
Euro-Buxl	87	9/17	17,246,642	16,696,842	549,800
Japanese 10-Year Bonds	48	9/17	65,639,635	65,378,747	260,888
Japanese Yen	230	9/17	25,694,821	26,136,625	(441,804)
U.S. Treasury 2-Year Notes	280	9/17	60,592,840	60,576,250	16,590
U.S. Treasury 10-Year Notes	973	9/17	122,746,275	122,491,578	254,697
United Kingdom Long Gilt Bonds	100	9/17	16,870,530	16,627,085	243,445

					8,772,822

Net unrealized appreciation on open futures contracts					$14,268,901

At July 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	55,080,000	USD	4,217,732	JPMorgan Chase & Co.	8/14/17	$(46,462)
ARS	51,585,000	USD	3,078,415	Citibank N.A.	8/15/17	(177,358)
USD	4,954,047	EUR	4,420,000	Goldman Sachs Group Inc.	8/21/17	(283,491)
USD	5,525,000	MXN	104,745,713	Goldman Sachs Group Inc.	8/21/17	(340,798)
KRW	13,516,100,000	USD	12,067,946	Barclays Bank PLC	8/25/17	12,020
USD	12,067,946	KRW	13,516,100,000	Barclays Bank PLC	8/25/17	(12,020)
CNH	29,089,885	USD	4,197,069	Bank of America N.A.	8/28/17	122,382
USD	4,196,040	CNH	29,089,885	Barclays Bank PLC	8/28/17	(123,411)
COP	4,818,934,400	USD	1,567,862	Barclays Bank PLC	9/1/17	40,488
RUB	326,962,000	USD	5,397,613	Bank of America N.A.	9/20/17	16,814

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,347,759	RUB	326,962,000	Bank of America N.A.	9/20/17	$(66,667)
USD	11,103,750	GBP	8,750,000	Goldman Sachs Group Inc.	9/20/17	(459,989)
ARS	84,490,000	USD	5,105,136	Citibank N.A.	10/17/17	(526,682)
INR	2,894,029,625	USD	44,114,960	Barclays Bank PLC	10/18/17	560,641
INR	223,579,000	USD	3,442,325	Barclays Bank PLC	10/18/17	9,100
USD	10,250,579	KRW	11,853,256,842	Bank of America N.A.	10/19/17	(350,426)
USD	227,014	PLN	842,343	Bank of America N.A.	10/19/17	(7,238)
ZAR	70,453,000	USD	5,117,342	Bank of America N.A.	10/19/17	161,748
CAD	42,409,873	USD	32,985,695	Barclays Bank PLC	10/19/17	1,065,049
CNY	1,418,000	USD	208,683	Barclays Bank PLC	10/19/17	1,187
EUR	4,000,000	USD	4,692,432	Barclays Bank PLC	10/19/17	62,578
GBP	9,730,953	USD	12,624,452	Barclays Bank PLC	10/19/17	247,965
GBP	700,000	USD	918,882	Barclays Bank PLC	10/19/17	7,100
MXN	5,085,000	USD	285,029	Barclays Bank PLC	10/19/17	(2,898)
USD	23,655,843	AUD	31,155,625	Barclays Bank PLC	10/19/17	(1,243,835)
USD	12,418,815	CNY	85,068,884	Barclays Bank PLC	10/19/17	(171,741)
USD	107,308,931	EUR	93,139,765	Barclays Bank PLC	10/19/17	(3,411,201)
USD	6,916,830	EUR	6,000,000	Barclays Bank PLC	10/19/17	(215,685)
USD	1,756,358	EUR	1,500,000	Barclays Bank PLC	10/19/17	(26,771)
USD	1,179,328	EUR	1,000,000	Barclays Bank PLC	10/19/17	(9,425)
USD	12,075,494	KRW	13,516,100,000	Barclays Bank PLC	10/19/17	(12,681)
USD	42,188,678	MXN	751,928,808	Barclays Bank PLC	10/19/17	469,482
TRY	17,268,462	USD	4,640,313	Citibank N.A.	10/19/17	154,525
USD	1,337,120	BRL	4,483,362	Citibank N.A.	10/19/17	(81,505)
USD	48,509,145	CNH	332,942,519	Citibank N.A.	10/19/17	(794,300)
USD	2,301,260	EUR	2,000,000	Citibank N.A.	10/19/17	(76,245)
USD	2,337,060	EUR	2,000,000	Citibank N.A.	10/19/17	(40,445)
USD	1,756,350	EUR	1,500,000	Citibank N.A.	10/19/17	(26,779)
USD	2,204,908	IDR	29,898,553,000	Citibank N.A.	10/19/17	(20,170)
USD	81,052,899	JPY	9,080,372,534	Citibank N.A.	10/19/17	(1,608,957)
USD	20,406,311	TWD	624,025,000	Citibank N.A.	10/19/17	(330,604)
RUB	1,135,471,308	USD	18,533,466	Goldman Sachs Group Inc.	10/19/17	156,859
USD	11,073,434	MXN	198,510,138	JPMorgan Chase & Co.	10/19/17	59,516
ARS	65,560,000	USD	3,773,237	JPMorgan Chase & Co.	11/15/17	(274,758)
ARS	100,236,000	USD	5,562,486	JPMorgan Chase & Co.	11/15/17	(213,590)
ARS	151,345,000	USD	8,182,284	JPMorgan Chase & Co.	3/23/18	(614,779)

Total						$(8,423,457)

Abbreviations used in this table:

AUD	— Australian Dollar
ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

At July 31, 2017, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America Securities LLC	145,220,000	BRL	1/4/21	BRL-CDI	12.487%**	—	$2,966,583
Goldman Sachs Group Inc.	287,400,000	BRL	1/2/19	BRL-CDI	9.925%**	—	1,945,438

Total						—	$4,912,021

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
143,280,000	CAD	1/25/19	1.120% semi-annually	6-Month CDOR-BA semi-annually	—	$642,408
208,100,000	MXN	4/13/20	28-Day TIIE-Banxico every 28 days	7.190% every 28 Days	—	92,834
928,800,000	MXN	4/14/20	28-Day TIIE-Banxico every 28 days	7.108% every 28 Days	—	308,215
550,600,000	MXN	4/15/20	28-Day TIIE-Banxico every 28 days	7.075% every 28 Days	—	157,571
378,200,000	MXN	4/15/20	28-Day TIIE-Banxico every 28 days	7.085% every 28 Days	—	113,559
760,400,000	MXN	5/28/20	28-Day TIIE-Banxico every 28 days	7.440% every 28 Days	—	648,033
369,200,000	MXN	5/29/20	28-Day TIIE-Banxico every 28 days	7.400% every 28 Days	—	293,421
749,400,000	MXN	6/1/20	28-Day TIIE-Banxico every 28 days	7.340% every 28 Days	—	531,986
72,420,000		6/14/20	3-Month LIBOR-BBA quarterly	1.671% semi-annually	$(19,957)	(37,274)
94,940,000		6/1/21	3-Month LIBOR-BBA quarterly	1.340% semi-annually	—	(1,622,631)
11,560,000		6/13/21	3-Month LIBOR-BBA quarterly	1.185% semi-annually	—	(267,959)
50,600,000		6/27/21	3-Month LIBOR-BBA quarterly	1.220% semi-annually	—	(1,126,593)
13,820,000		3/31/22	3-Month LIBOR-BBA quarterly	2.054% semi-annually	—	106,475
27,200,000		8/31/22	1.897% semi-annually	3-Month LIBOR-BBA quarterly	—	26,319
351,689,000		11/30/22	1.900% semi-annually	3-Month LIBOR-BBA quarterly	(110,920)	886,728
60,032,000		5/15/23	1.267% semi-annually	3-Month LIBOR-BBA quarterly	20,129	2,348,651
64,256,000		5/15/23	1.500% semi-annually	3-Month LIBOR-BBA quarterly	(10,919)	1,719,528
11,056,100,000	JPY	6/20/24	0.127% semi-annually	6-Month Japanese BBA LIBOR semi-annually	1,298	288,152
74,655,000		5/23/26	1.738% semi-annually	3-Month LIBOR-BBA quarterly	—	2,816,361
47,470,000		5/27/26	1.735% semi-annually	3-Month LIBOR-BBA quarterly	—	1,802,559
11,540,000		6/13/26	1.580% semi-annually	3-Month LIBOR-BBA quarterly	1,450	588,810
28,731,000		11/15/41	1.737% semi-annually	3-Month LIBOR-BBA quarterly	(24,732)	4,528,936
36,936,000		2/15/42	1.930% semi-annually	3-Month LIBOR-BBA quarterly	(11,413)	4,495,971
56,736,000		11/15/43	2.474% semi-annually	3-Month LIBOR-BBA quarterly	751,791	474,778
32,568,000		11/15/43	2.630% semi-annually	3-Month LIBOR-BBA quarterly	34,770	(406,369)
25,070,000		11/15/43	2.734% semi-annually	3-Month LIBOR-BBA quarterly	—	(806,651)
27,850,000		11/4/45	2.591% semi-annually	3-Month LIBOR-BBA quarterly	—	(69,396)
1,473,800,000	JPY	4/19/47	0.785% semi-annually	6-Month Japanese BBA LIBOR semi-annually	(12,150)	384,778

Total					$619,347	$$18,919,200

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT*[2]		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.27 Index	$10,270,000		12/20/21	1.000% quarterly	$221,405	$98,510	$122,895
Markit CDX.NA.IG.28 Index	104,010,000		6/20/22	1.000% quarterly	2,066,380	1,781,283	285,097
Markit ITRX.EUR.XOVER Index	1,457,857	EUR	12/20/19	5.000% quarterly	158,764	88,504	70,260
Markit ITRX.EUR.XOVER Index	6,141,712	EUR	12/20/20	5.000% quarterly	805,821	298,849	506,972
Markit ITRX.EUR.XOVER Index	2,000,000	EUR	6/20/21	5.000% quarterly	278,280	151,371	126,909

Total					$3,530,650	$2,418,517	$1,112,133

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.28 Index	$107,444,000		6/20/22	5.000% quarterly	$(8,151,669)	$(7,496,904)	$(654,765)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	Onetime payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
JPY	— Japanese Yen
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1– quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$68,959,512	$0	*	$68,959,512
Other Corporate Bonds & Notes	—	292,372,786	—		292,372,786
Asset-Backed Securities	—	25,748,914	4,014,460		29,763,374
Collateralized Mortgage Obligations	—	55,397,904	—		55,397,904
Mortgage-Backed Securities	—	926,648	—		926,648
Municipal Bonds	—	6,026,716	—		6,026,716
Non-U.S. Treasury Inflation Protected Securities	—	52,684,019	—		52,684,019
Senior Loans	—	—	161,815		161,815
Sovereign Bonds	—	335,278,469	—		335,278,469
U.S. Government & Agency Obligations	—	301,425,702	—		301,425,702
U.S. Treasury Inflation Protected Securities	—	19,256,551	—		19,256,551
Common Stocks:
Energy	$90,280	762,187	185,556		1,038,023
Convertible Preferred Stocks	—	—	3,235,453		3,235,453
Preferred Stocks	404,224	—	—		404,224
Purchased Options
Exchange-Traded Purchased Options	1,713,935	49,720	—		1,763,655
OTC Purchased Options	—	1,139,340	—		1,139,340

Total Long-Term Investments	2,208,439	1,160,028,468	7,597,284		1,169,834,191

Short-Term Investments†	13,483,906	—	—		13,483,906

Total Investments	$15,692,345	$1,160,028,468	$7,597,284		$1,183,318,097

Other Financial Instruments:
Futures Contracts	16,314,088	—	—		16,314,088
Forward Foreign Currency Contracts	—	3,147,454	—		3,147,454
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	1,112,133	—		1,112,133
Centrally Cleared Interest Rate Swaps	—	23,256,073	—		23,256,073
OTC Interest Rate Swaps‡	—	4,912,021	—		4,912,021

Total Other Financial Instruments	$16,314,088	$32,427,681	—		$48,741,769

Total	$32,006,433	$1,192,456,149	$7,597,284		$1,232,059,866

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Written Options
OTC Written Options	—	$3,341	—		$3,341
Exchange-Traded Written Options	$4,188,615	276,133	—		4,464,748
Futures Contracts	2,045,187	—	—		2,045,187
Forward Foreign Currency Contracts	—	11,570,911	—		11,570,911
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	654,765	—		654,765
Centrally Cleared Interest Rate Swaps	—	4,336,873	—		4,336,873

Total	$6,233,802	$16,842,023	—		$23,075,825

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$44,230,292
Gross unrealized depreciation	(15,982,505)

Net unrealized appreciation	$28,247,787

3. Restricted securities

The following Fund investment is restricted as to resale.

Security	Number of Shares	Acquisition Date	Cost	Value at 7/31/2017	Value Per Share	Percent of Net Assets
Berry Petroleum Co. Convertible Preferred Stock	287	2/17	$2,870	$3,444	$12.00	0.00%

4. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended July 31, 2017. The following transactions were effected in shares of such companies for the period ended July 31, 2017.

	Affiliate Value at October 31, 2016	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2017
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	—	$117,983,906	117,983,906	$104,500,000	104,500,000	—	$22,751	—	$13,483,906

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 25, 2017

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 25, 2017